Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000032428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 14,557	$ 14,557	$ 14,557	$ 12,212	$ 12,117	$ 14,917	$ 13,202	$ 13,208	$ 11,954	$ 11,666	$ 11,365	$ 10,528	$ 10,000
Average Annual Return, Percent	19.20%	1.96%	3.83%
C000032425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	13.89%	0.85%	3.12%
C000032425 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 13,592	$ 13,592	$ 13,592	11,427	11,368	14,036	12,450	12,476	11,318	11,087	10,828	10,055	9,575
Average Annual Return, Percent	18.95%	1.73%	3.57%
C000032427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	16.88%	0.95%	2.94%
C000032427 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 13,354	$ 13,354	$ 13,354	11,227	11,169	13,902	12,428	12,547	11,470	11,309	11,138	10,412	10,000
Average Annual Return, Percent	17.88%	0.95%	2.94%
C000199786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 14,600	$ 14,600	$ 14,600	12,242	12,127	14,939	13,215	13,216	11,957	11,666	11,365	10,528	10,000
Average Annual Return, Percent	19.27%	2.01%	3.86%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	$ 12,548	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Average Annual Return, Percent	9.70%	1.05%	2.30%
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 15,381	$ 15,381	$ 15,381	$ 13,093	$ 12,595	$ 15,075	$ 13,620	$ 13,454	$ 12,051	$ 11,505	$ 11,171	$ 10,285	$ 10,000
Average Annual Return, Percent	17.47%	2.71%	4.40%
High Yield Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Customized Reference Benchmark
Average Annual Return, Percent	15.14%	2.22%